Parent Company (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-interest revenues
Gain on sale of securities									$ 126	$ 16	$ (5)
Total other revenues									2,452	2,164	1,927
Total non-interest revenues									26,954	25,586	22,932
Interest income									6,854	6,696	7,073
Interest expense									(2,226)	(2,320)	(2,423)
Expenses
Salaries and employee benefits									6,597	6,252	5,566
Other, net									6,573	5,712	5,107
Total									23,141	21,894	19,411
Pretax loss	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732	6,451	6,956	5,964
Income tax benefit									1,969	2,057	1,907
Income from continuing operations	637	1,250	1,339	1,256	1,192	1,235	1,295	1,177	4,482	4,899	4,057
Income from discontinued operations, net of tax	0	0	0	0	0	0	(36)	0	0	(36)	0
Net income	637	1,250	1,339	1,256	1,192	1,235	1,331	1,177	4,482	4,935	4,057
Parent Company [Member]
Non-interest revenues
Gain on sale of securities									121	15	0
Total other revenues									(12)	3	8
Total non-interest revenues									109	18	8
Interest income									137	142	136
Interest expense									(609)	(633)	(638)
Total revenues net of interest expense									(363)	(473)	(494)
Expenses
Salaries and employee benefits									165	173	153
Other, net									214	186	117
Total									379	359	270
Pretax loss									(742)	(832)	(764)
Income tax benefit									(258)	(346)	(292)
Net loss before equity in net income of subsidiaries and affiliates									(484)	(486)	(472)
Equity in net income of subsidiaries and affiliates									4,966	5,385	4,529
Income from continuing operations									4,482	4,899	4,057
Income from discontinued operations, net of tax									0	36	0
Net income									$ 4,482	$ 4,935	$ 4,057